Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000003422 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000003422 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000003422 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000003421 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000003421 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000003421 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000146024 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000146024 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000146024 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000003449 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000003449 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000003449 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000003457 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000003457 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000003457 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000070154 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000070154 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000070152 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000070152 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000232976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000232976 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000193058 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000193056 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%